ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES
Accrued payroll and welfare	¥ 38,797		¥ 120,256
Deferred revenue	51,780		59,585
Product warranty	32,782		49,527	¥ 55,599	¥ 8,431
Current operating lease liabilities	¥ 48,120		¥ 32,799
Operating Lease, Liability, Current, Statement of Financial Position [Extensible List]	Total	Total	Total
Accrued expenses	¥ 14,979		¥ 17,688
Government subsidies	26,158		26,098
Other current liabilities	39,659		46,296
Total	¥ 252,275	$ 38,663	¥ 352,249